Operating Expenses Before Impairment Losses, Provisions and Charges - Additional Information - Parent (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Employee	Dec. 31, 2018 GBP (£) Employee	Dec. 31, 2017 GBP (£)
Disclosure Of Operating Expense [line items]
Wages and salaries	£ 866	£ 905	£ 746
Santander UK Group Holdings plc [member]
Disclosure Of Operating Expense [line items]
Wages and salaries	£ 7	£ 3
Number of full-time staff | Employee	0	0